NON-CURRENT ASSETS HELD FOR SALE (Details1) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Assets And Liabilities Or Disposal Groups Classified As Held For Sale [Line Items]
Non-current assets classified as held for sale	$ 3,901	$ 3,767
Assets classified as held for sale	3,901	3,767
Property, plant and equipment [Member] | Non-current assets held for sale [member]
Disclosure Of Assets And Liabilities Or Disposal Groups Classified As Held For Sale [Line Items]
Non-current assets classified as held for sale	$ 3,901	$ 3,767